General and administrative expenses	12 Months Ended
Dec. 31, 2015
General and Administrative Expense [Abstract]
General and administrative expenses

12. General and administrative expenses

	For the year ended
	Dec 31, 2015	Dec 31, 2014	Dec 31, 2013
Staff salaries	4,910,488	3,508,694	2,020,970
Share based compensation (non-cash)	1,436,505	1,383,121	571,321
Office administration	2,078,627	764,460	590,518
Bank charges and foreign exchange	151,840	104,250	61,295
Auditors’ remuneration	481,492	491,542	870,394
Other professional fees	1,377,716	1,062,303	589,720
Other administration costs	311,954	864,296	965,717
	10,748,622	8,178,666	5,669,935

Audit remuneration for the year arises solely on fees incurred for independent audit services.